Stock-Based Compensation (Summary Of Options Outstanding) (Detail) (USD $)					12 Months Ended
	Dec. 31, 2011 Year	Dec. 31, 2010 Year	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2011 15.67 - 15.67 [Member] Year	Dec. 31, 2011 22.03 - 30.40 [Member] Year	Dec. 31, 2011 30.87 - 36.33 [Member] Year	Dec. 31, 2011 36.51 - 36.51 [Member] Year	Dec. 31, 2011 36.70 - 37.20 [Member] Year	Dec. 31, 2011 37.49 - 40.45 [Member] Year	Dec. 31, 2011 41.79 - 41.79 [Member] Year	Dec. 31, 2011 42.47 - 43.06 [Member] Year	Dec. 31, 2011 44.39 - 45.45 [Member] Year	Dec. 31, 2011 15.67 - 45.45 [Member] Year
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Minimum					$ 15.67	$ 22.03	$ 30.87	$ 36.51	$ 36.70	$ 37.49	$ 41.79	$ 42.47	$ 44.39	$ 15.67
Range of Exercise Prices, Maximum					$ 15.67	$ 30.40	$ 36.33	$ 36.51	$ 37.20	$ 40.45	$ 41.79	$ 43.06	$ 45.45	$ 45.45
Number Of Options Outstanding	11,620,393	15,185,729	15,509,978	14,581,461	1,086,231	1,244,673	1,401,238	1,859,229	1,005,845	1,134,413	1,270,873	1,130,041	1,487,850	11,620,393
Weighted-average remaining contractual term (in years)	2.95	2.85			4.13	1.85	4.86	0.34	1.05	2.97	3.13	1.99	6.32	2.95
Options Outstanding, Weighted-Average Exercise Price	$ 35.42	$ 34.09	$ 34.04	$ 35.60	$ 15.67	$ 28.49	$ 31.11	$ 36.51	$ 37.00	$ 37.69	$ 41.79	$ 42.78	$ 44.50	$ 35.42
Options Exercisable, Number Exercisable	8,265,818	11,830,076	12,384,363		431,969	1,226,486	71,188	1,859,229	994,084	1,125,948	1,270,873	1,130,041	156,000	8,265,818
Options Exercisable, Weighted-Average Exercise Price	$ 36.28	$ 36.10	$ 34.98		$ 15.67	$ 28.50	$ 35.51	$ 36.51	$ 37.00	$ 37.68	$ 41.79	$ 42.78	$ 45.45	$ 36.28